Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 2.6%
BHP Group PLC, ADR (A)	10,300	$ 522,107
Lendlease Corp. Ltd.	121,000	930,305
Macquarie Group Ltd.	16,700	2,157,577
Santos Ltd.	307,900	1,577,074

		5,187,063

Austria - 0.3%
ams AG (B)	30,400	551,408

Belgium - 2.8%
Anheuser-Busch InBev SA	34,000	1,928,391
Groupe Bruxelles Lambert SA	13,900	1,528,939
KBC Group NV	22,800	2,056,661

		5,513,991

Denmark - 0.3%
AP Moller - Maersk A/S, Class B	200	541,418

Finland - 0.9%
Nokia Oyj (B)	344,400	1,899,471

France - 8.5%
Airbus SE (B)	4,100	543,561
Amundi SA (C)	8,400	706,498
Capgemini SE	8,900	1,845,652
Dassault Aviation SA	7,000	786,864
Engie SA	261,500	3,421,255
Rexel SA (B)	67,500	1,300,597
Sanofi	29,068	2,798,202
TotalEnergies SE (A)	36,100	1,725,506
Ubisoft Entertainment SA (B)	17,700	1,059,915
Veolia Environnement SA	92,700	2,832,521

		17,020,571

Germany - 12.4%
Allianz SE	8,041	1,801,550
BASF SE	36,600	2,774,654
Bayer AG	12,526	679,855
Deutsche Boerse AG	13,700	2,223,052
Deutsche Post AG	36,900	2,313,991
Fresenius SE & Co. KGaA	59,400	2,843,190
HeidelbergCement AG	35,300	2,633,499
Infineon Technologies AG	58,585	2,396,019
SAP SE	21,300	2,880,380
Siemens AG	21,007	3,435,716
Talanx AG (B)	16,800	714,674

		24,696,580

Hong Kong - 1.9%
CK Asset Holdings Ltd.	215,400	1,242,809
CK Hutchison Holdings Ltd.	381,600	2,545,702

		3,788,511

Ireland - 3.4%
AIB Group PLC (A) (B)	382,000	1,039,790
DCC PLC	26,000	2,167,513
Ryanair Holdings PLC, ADR (B)	4,285	471,607
Smurfit Kappa Group PLC	58,321	3,070,507

		6,749,417

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.9%
Check Point Software Technologies Ltd. (B)	16,400	$ 1,853,856

Italy - 0.5%
Prysmian SpA	30,535	1,066,541

Japan - 22.6%
Astellas Pharma, Inc.	133,300	2,193,991
Denka Co. Ltd.	25,360	885,662
FANUC Corp.	9,400	2,061,062
Fujitsu Ltd.	10,910	1,971,552
Hitachi Ltd.	50,540	2,989,982
Japan Airlines Co. Ltd. (B)	41,700	992,740
Kirin Holdings Co. Ltd.	84,100	1,560,885
Kyocera Corp.	24,000	1,500,271
Nintendo Co. Ltd.	5,000	2,389,413
Olympus Corp.	99,800	2,184,420
ORIX Corp.	178,000	3,330,650
Rakuten Group, Inc.	209,300	2,038,740
Sega Sammy Holdings, Inc.	84,700	1,199,803
Seven & i Holdings Co. Ltd.	73,800	3,359,704
Sony Group Corp.	53,800	5,972,804
Square Enix Holdings Co. Ltd.	27,100	1,448,380
Sumitomo Mitsui Financial Group, Inc. (A)	78,500	2,761,580
Toshiba Corp.	63,150	2,658,049
Toyota Industries Corp.	43,800	3,603,859

		45,103,547

Luxembourg - 1.0%
ArcelorMittal SA	64,500	1,974,513

Netherlands - 5.2%
ASML Holding NV	3,600	2,689,410
EXOR NV	8,600	721,688
Heineken Holding NV	26,843	2,337,378
Koninklijke Philips NV	63,795	2,834,214
NXP Semiconductors NV	8,800	1,723,656

		10,306,346

Norway - 1.0%
Mowi ASA	75,400	1,915,674

Republic of Korea - 1.7%
Samsung Electronics Co. Ltd.	55,300	3,428,301

Singapore - 1.3%
DBS Group Holdings Ltd.	121,900	2,701,134

Sweden - 2.4%
Essity AB, Class B	36,700	1,138,213
Investor AB, B Shares	62,912	1,352,883
Lundin Energy AB (A)	25,200	935,453
Volvo AB, B Shares	61,849	1,380,871

		4,807,420

Switzerland - 12.5%
ABB Ltd.	80,400	2,689,526
Alcon, Inc.	24,000	1,943,297
Cie Financiere Richemont SA, Class A	13,700	1,420,444
Glencore PLC (B)	325,000	1,528,834
Nestle SA	42,876	5,166,130
Novartis AG	38,380	3,147,128
Roche Holding AG	9,532	3,478,892
Siemens Energy AG (B)	66,953	1,790,957
UBS Group AG	233,900	3,733,421

		24,898,629

Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 17.6%
Ashtead Group PLC	20,000	$ 1,511,867
Aviva PLC	329,960	1,748,747
Barratt Developments PLC	99,500	879,559
British Land Co. PLC, REIT	271,200	1,799,580
Bunzl PLC	39,200	1,293,384
CNH Industrial NV	24,200	406,779
Entain PLC (B)	50,100	1,430,936
GlaxoSmithKline PLC	70,000	1,321,122
IG Group Holdings PLC	16,100	173,980
Imperial Brands PLC	71,399	1,493,427
Inchcape PLC	83,587	913,390
Informa PLC (B)	179,204	1,317,859
Kingfisher PLC	479,200	2,163,048
Liberty Global PLC, Class C (B)	66,595	1,961,889
Linde PLC	6,700	1,965,646
Lloyds Banking Group PLC	3,093,800	1,925,645
Melrose Industries PLC	544,410	1,263,960
Persimmon PLC	43,400	1,552,198
Reckitt Benckiser Group PLC	25,900	2,034,709
Smith & Nephew PLC	101,400	1,746,903
Tesco PLC	787,474	2,681,848
Unilever PLC	65,293	3,534,854

		35,121,330

Total Common Stocks (Cost $169,130,689)		199,125,721

RIGHT - 0.0% (D)
France - 0.0% (D)
Veolia Environnement SA, (A) (B) Exercise Price EUR 0, Expiration Date 10/01/2021	92,700	76,904

Total Right (Cost $0)		76,904

OTHER INVESTMENT COMPANY - 3.3%
Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (E)	$ 6,575,756	6,575,756

Total Other Investment Company (Cost $6,575,756)		6,575,756

Total Investments (Cost $175,706,445)		205,778,381
Net Other Assets (Liabilities) - (3.1)%		(6,260,005)

Net Assets - 100.0%		$ 199,518,376

Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Industrial Conglomerates	7.3%	$15,060,922
Pharmaceuticals	6.6	13,619,190
Banks	5.1	10,484,810
Capital Markets	4.4	8,994,528
Health Care Equipment & Supplies	4.2	8,708,834
Household Durables	4.1	8,404,561
Semiconductors & Semiconductor Equipment	3.6	7,360,493
Food Products	3.4	7,081,804
Diversified Financial Services	3.4	6,934,160
Multi-Utilities	3.1	6,330,680
Food & Staples Retailing	2.9	6,041,552
Beverages	2.8	5,826,654
Chemicals	2.7	5,625,962
Electrical Equipment	2.7	5,547,024
Entertainment	2.4	4,897,708
Software	2.3	4,734,236
Insurance	2.1	4,264,971
Oil, Gas & Consumable Fuels	2.1	4,238,033
Trading Companies & Distributors	2.0	4,105,848
Metals & Mining	2.0	4,025,454
Machinery	1.9	3,848,712
IT Services	1.9	3,817,204
Auto Components	1.7	3,603,859
Personal Products	1.7	3,534,854
Technology Hardware, Storage & Peripherals	1.7	3,428,301
Household Products	1.5	3,172,922
Containers & Packaging	1.5	3,070,507
Health Care Providers & Services	1.4	2,843,190
Construction Materials	1.3	2,633,499
Air Freight & Logistics	1.1	2,313,991
Real Estate Management & Development	1.1	2,173,114
Specialty Retail	1.0	2,163,048
Internet & Direct Marketing Retail	1.0	2,038,740
Diversified Telecommunication Services	1.0	1,961,889
Communications Equipment	0.9	1,899,471
Equity Real Estate Investment Trusts	0.9	1,799,580
Electronic Equipment, Instruments & Components	0.7	1,500,271
Tobacco	0.7	1,493,427
Airlines	0.7	1,464,347
Hotels, Restaurants & Leisure	0.7	1,430,936
Textiles, Apparel & Luxury Goods	0.7	1,420,444
Aerospace & Defense	0.6	1,330,425
Media	0.6	1,317,859
Leisure Products	0.6	1,199,803
Distributors	0.4	913,390
Marine	0.3	541,418

Investments	96.8	199,202,625
Short-Term Investments	3.2	6,575,756

Total Investments	100.0%	$205,778,381

Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,498,761	$190,626,960	$—	$199,125,721
Right	—	76,904	—	76,904
Other Investment Company	6,575,756	—	—	6,575,756

Total Investments	$15,074,517	$190,703,864	$—	$205,778,381

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,266,600, collateralized by cash collateral of $6,575,756. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of the 144A security is $706,498, representing 0.4% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at September 30, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 4

Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica TS&W International Equity VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Page 5